Acquisition Activity - Consideration (Details) - USD ($) $ in Thousands	Mar. 23, 2018	Jul. 31, 2017	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Goodwill			$ 1,235,533		$ 1,188,902	$ 726,856
Gibraltar Private Bank & Trust Company
Business Acquisition [Line Items]
Total equity consideration	$ 214,659
Cash	7
Total consideration paid	214,666
Fair value of net assets assumed including identifiable intangible assets	150,414
Goodwill	$ 64,252		$ 64,300
Gibraltar Private Bank & Trust Company | Common Stock
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	2,787,773
Common stock issued	$ 214,659
Sabadell United
Business Acquisition [Line Items]
Total equity consideration		$ 211,043
Cash		809,159
Total consideration paid		1,020,202
Fair value of net assets assumed including identifiable intangible assets		579,157
Goodwill		$ 441,045		$ 441,000
Sabadell United | Common Stock
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		2,610,304
Common stock issued		$ 211,043